SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION
Schedule of assumptions used to estimate the fair value of stock options granted
	2012	2013	2014
Risk free rate	3.15%	2.47%	—
Volatility ratio	78.79%	89.60%	—
Dividend yield	—	—	—
Annual exit rate	3.49%	3.58%	—
Exercise multiple	4.40	4.10	—

Summary of the option activity

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Terms	Aggregate Intrinsic Value
		$		$
Options outstanding at January 1, 2014	1,176,860	11.73	6 years	22,405,886
Granted	—	—
Exercised	(307,810)	10.62
Forfeited	(22,937)	8.85

Options outstanding at December 31, 2014	846,113	12.21	5 years	11,793,938

Options vested or expected to be vested at December 31, 2014	822,866	12.25	4 years	11,476,756

Options exercisable at December 31, 2014	739,676	12.59	4 years	10,236,165

Summary of the RSU activity

	Number of Shares	Weighted Average Grant-Date Fair Value
		$
Unvested at January 1, 2014	2,077,640	4.32
Granted	283,862	27.57
Vested	(625,003)	4.70
Forfeited	(126,280)	5.60

Unvested at December 31, 2014	1,610,219	7.76